RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Amounts Receivable
SCHEDULE OF AMOUNTS RECEIVABLE

As at	December 31, 2025	December 31, 2024
Trade accounts receivable	$947,939	$674,998
Sales tax receivable	93,643	54,592
	$1,041,582	$729,590
Current portion	$1,041,582	$573,390
Long term portion	-	156,200
	$1,041,582	$729,590

SCHEDULE OF CONCENTRATION OF CREDIT RISK

Balance at December 31, 2023	(289,495)
Additional amounts provided for during the year	(140,011)
Balance at December 31, 2024	(429,506)
Additional amounts provided for during the year	(302,067)
Trade receivables written off during the year	186,211
Foreign exchange	6,933
Balance at December 31, 2025	$(538,429)